Cash flow information - Summary of Reconciliation of Liabilities Arising From Financing Activities (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	¥ 2,188,978	¥ 1,362,130	¥ 1,018,019
Cash received	430,290	539,523	60,000
Cash repaid	(354,668)	(102,439)
Non-cash movements	(2,140,923)	389,764	242,693
Ending balance	123,677	2,188,978	1,362,130
Financial instruments with preferred rights
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	2,106,334	1,320,712	1,018,019
Cash received	70,026	456,568	60,000
Cash repaid		(43,279)
Non-cash movements	(2,176,360)	372,333	242,693
Ending balance		2,106,334	1,320,712
Amount due to an investor
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	15,000
Cash received	299,051	15,000
Cash repaid	(314,388)
Non-cash movements	337
Ending balance		15,000
Borrowings
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	23,157
Cash received	61,213	32,955
Cash repaid	(20,703)	(9,798)
Non-cash movements	409
Ending balance	64,076	23,157
Loan From related party
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Cash received		35,000
Cash repaid		(35,000)
Lease liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	44,487	41,418
Cash repaid	(19,577)	(14,362)
Non-cash movements	34,691	17,431
Ending balance	¥ 59,601	¥ 44,487	¥ 41,418